Issued Capital and Reserves - Summary of Movement of Treasury Shares (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Jul. 18, 2017
Number of shares issued		1,007,810
Total issued shares	¥ 4,000
Trust And Custody Services Bank Ltd [member]
Number of shares issued		1,007,810